Average Annual Total Returns - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2035 FUND	Apr. 30, 2021
Investor A
Average Annual Return:
1 Year	13.34%
5 Years	10.47%
Since Inception	8.22%
Inception Date	May 31, 2011
Investor A | After Taxes on Distributions
Average Annual Return:
1 Year	12.70%
5 Years	9.71%
Since Inception	7.48%
Inception Date	May 31, 2011
Investor A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.00%
5 Years	8.03%
Since Inception	6.39%
Inception Date	May 31, 2011
Institutional Shares
Average Annual Return:
1 Year	13.58%
5 Years	10.74%
Since Inception	8.50%
Inception Date	May 31, 2011